Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 96 .83%
ASSET-BACKED SECURITIES — 0 .38% **
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
1,2
$ 44,184 $ 44,490
Total Asset-Backed Securities
(Cost $44,185)
CORPORATES — 84 .35% *
Banking — 9 .68%
Bank of America Corp.
1.73% 07/22/27
3
50,000 50,428
3.00% 12/20/23
3
35,000 36,280
Bank of America Corp.
(MTN)
2.09% 06/14/29
3
110,000 110,926
3.97% 03/05/29
3
20,000 22,555
4.08% 03/20/51
3
20,000 24,007
4.27% 07/23/29
3
10,000 11,524
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
3,4,5
25,000 24,513
2.59% 09/11/25
3,4,5
25,000 26,011
4.55% 04/17/26
5
5,000 5,666
Discover Bank
(BKNT)
4.20% 08/08/23 10,000 10,773
Fifth Third Bancorp
2.55% 05/05/27 40,000 42,313
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,5
110,000 110,440
JPMorgan Chase & Co.
2.52% 04/22/31
3
5,000 5,150
3.11% 04/22/51
3
70,000 72,353
4.01% 04/23/29
3
20,000 22,654
4.02% 12/05/24
3
55,000 59,389
4.20% 07/23/29
3
15,000 17,251
4.49% 03/24/31
3
35,000 41,502
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,5
60,000 65,029
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
3,4,5
20,000 19,846
1.63% 09/23/27
3,4,5
15,000 14,937
Santander UK Group Holdings PLC
(United Kingdom)
3.57% 01/10/23
5
15,000 15,242
4.80% 11/15/24
3,5
55,000 60,162
State Street Corp.
3.78% 12/03/24
3
5,000 5,391
Truist Financial Corp.
(MTN)
1.89% 06/07/29
3
30,000 30,199
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
3
20,000 20,771
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.39% 06/02/28
3
$ 145,000 $ 150,479
3.58% 05/22/28
3
25,000 27,560
5.01% 04/04/51
3
15,000 20,589
1,123,940
Communications — 10 .53%
AT&T, Inc.
2.55% 12/01/33
4
35,000 34,744
3.80% 12/01/57
4
165,000 173,307
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75% 02/15/28 45,000 49,667
5.38% 05/01/47 30,000 36,843
5.75% 04/01/48 20,000 25,636
Comcast Corp.
1.50% 02/15/31 85,000 80,569
3.97% 11/01/47 10,000 11,713
4.00% 11/01/49 15,000 17,682
Cox Communications, Inc.
3.15% 08/15/24
4
18,000 19,220
Discovery Communications LLC
3.63% 05/15/30 30,000 32,770
Fox Corp.
3.50% 04/08/30 25,000 27,592
Level 3 Financing, Inc.
3.88% 11/15/29
4
14,000 15,012
Qwest Corp.
7.25% 09/15/25 20,000 23,743
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
4
35,000 41,041
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
4
563 564
4.74% 03/20/25
4
93,750 100,828
5.15% 03/20/28
4
15,000 17,285
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
4,5
35,000 39,175
Time Warner Cable LLC
5.50% 09/01/41 33,000 40,961
T-Mobile USA, Inc.
2.55% 02/15/31 35,000 35,490
3.50% 04/15/25 15,000 16,284
3.75% 04/15/27 25,000 27,647
4.50% 04/15/50 22,000 26,224
Verizon Communications, Inc.
2.55% 03/21/31 50,000 51,192
4.02% 12/03/29 45,000 51,639
4.50% 08/10/33 85,000 101,696
ViacomCBS, Inc.
4.20% 05/19/32 15,000 17,320
4.60% 01/15/45 14,000 16,758
Vodafone Group PLC
(United Kingdom)
4.13% 05/30/25
5
21,000 23,430
4.25% 09/17/50
5
36,000 41,978

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Walt Disney Co. (The)
3.60% 01/13/51 $ 11,000 $ 12,502
6.20% 12/15/34 8,000 11,383
1,221,895
Consumer Discretionary — 3 .78%
Altria Group, Inc.
5.38% 01/31/44 5,000 5,945
5.95% 02/14/49 15,000 19,231
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 30,000 36,866
Anheuser-Busch InBev Worldwide, Inc.
4.60% 04/15/48 77,000 94,234
4.75% 01/23/29 30,000 35,769
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
4,5
70,000 81,600
BAT Capital Corp.
4.39% 08/15/37 45,000 48,594
4.54% 08/15/47 10,000 10,654
Constellation Brands, Inc.
3.75% 05/01/50 35,000 38,838
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
4,5
30,000 33,070
Reynolds American, Inc.
4.45% 06/12/25 5,000 5,541
4.85% 09/15/23 20,000 21,817
5.85% 08/15/45 5,000 6,138
438,297
Electric — 8 .74%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 10,000 11,377
Alabama Power Co.
5.50% 03/15/41 9,000 12,180
Alliant Energy Finance LLC
1.40% 03/15/26
4
45,000 44,398
Ameren Corp.
3.50% 01/15/31 15,000 16,443
Appalachian Power Co.
4.45% 06/01/45 10,000 12,034
Appalachian Power Co.,
Series X
3.30% 06/01/27 30,000 32,555
Baltimore Gas and Electric Co.
2.90% 06/15/50 50,000 49,990
Black Hills Corp.
4.35% 05/01/33 35,000 40,863
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88% 06/15/47 10,000 11,238
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.,
Series 20B
3.95% 04/01/50 $ 40,000 $ 45,545
Duke Energy Carolinas LLC
3.75% 06/01/45 70,000 79,537
Duquesne Light Holdings, Inc.
5.90% 12/01/21
4
122,000 124,714
Evergy, Inc.
2.45% 09/15/24 5,000 5,240
FirstEnergy Transmission LLC
5.45% 07/15/44
4
55,000 69,094
Florida Power & Light Co.
4.13% 02/01/42 80,000 97,646
Interstate Power and Light Co.
2.30% 06/01/30 20,000 20,322
ITC Holdings Corp.
4.05% 07/01/23 10,000 10,586
Metropolitan Edison Co.
4.00% 04/15/25
4
9,000 9,557
4.30% 01/15/29
4
15,000 16,808
MidAmerican Energy Co.
4.25% 05/01/46 10,000 12,386
Narragansett Electric Co. (The)
3.40% 04/09/30
4
10,000 10,969
Northern States Power Co.
4.13% 05/15/44 10,000 12,165
PacifiCorp.
4.13% 01/15/49 45,000 54,033
Public Service Co. of New Mexico
3.85% 08/01/25 45,000 48,827
Southern Co. (The)
3.25% 07/01/26 6,000 6,517
Tucson Electric Power Co.
3.85% 03/15/23 60,000 62,889
Virginia Electric & Power Co.,
Series B
3.80% 09/15/47 20,000 22,981
Vistra Operations Co. LLC
3.55% 07/15/24
4
6,000 6,344
Xcel Energy, Inc.
4.80% 09/15/41 55,000 67,661
1,014,899
Energy — 7 .56%
BP Capital Markets America, Inc.
3.63% 04/06/30 45,000 50,491
ConocoPhillips
2.40% 02/15/31
4
35,000 35,853
Enbridge Energy Partners LP
5.50% 09/15/40 10,000 12,970
Energy Transfer LP
4.95% 06/15/28 25,000 28,941
5.00% 05/15/50 15,000 17,349
5.40% 10/01/47 6,000 7,115
5.50% 06/01/27 37,000 43,432
6.13% 12/15/45 12,000 15,312

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
EQM Midstream Partners LP
6.50% 07/15/48 $ 8,000 $ 8,540
Exxon Mobil Corp.
3.45% 04/15/51 19,000 20,722
4.33% 03/19/50 17,000 21,136
Hess Corp.
4.30% 04/01/27 33,000 36,736
KeySpan Gas East Corp.
5.82% 04/01/41
4
15,000 20,530
Kinder Morgan Energy Partners LP
5.80% 03/15/35 15,000 19,334
Kinder Morgan Energy Partners LP
(MTN)
6.95% 01/15/38 15,000 21,436
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 15,000 21,499
NGPL Pipe Co. LLC
3.25% 07/15/31
4
20,000 20,656
4.88% 08/15/27
4
10,000 11,461
Occidental Petroleum Corp.
3.50% 08/15/29 5,000 5,023
Petroleos Mexicanos
(Mexico)
7.69% 01/23/50
5
40,000 38,550
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 15,000 16,072
4.50% 12/15/26 24,000 26,985
Rockies Express Pipeline LLC
3.60% 05/15/25
4
30,000 30,511
6.88% 04/15/40
4
17,000 18,105
Ruby Pipeline LLC
8.00% 04/01/22
1,2,4
5,758 5,239
Sabine Pass Liquefaction LLC
4.20% 03/15/28 3,000 3,388
Shell International Finance BV
(Netherlands)
2.38% 11/07/29
5
25,000 25,921
3.13% 11/07/49
5
20,000 20,764
Southern Co. Gas Capital Corp.
2.45% 10/01/23 13,000 13,509
4.40% 06/01/43 10,000 11,941
5.88% 03/15/41 30,000 41,616
Southern Natural Gas Co. LLC
4.80% 03/15/47
4
15,000 18,351
TC PipeLines LP
3.90% 05/25/27 15,000 16,577
4.38% 03/13/25 30,000 33,036
Texas Eastern Transmission LP
2.80% 10/15/22
4
40,000 40,843
7.00% 07/15/32 50,000 69,492
TransCanada PipeLines Ltd.
(Canada)
5.00% 10/16/43
5
15,000 18,678
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Williams Cos., Inc. (The)
3.90% 01/15/25 $ 8,000 $ 8,753
876,867
Finance — 9 .42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.65% 07/21/27
5
25,000 26,723
3.88% 01/23/28
5
4,000 4,296
Air Lease Corp.
3.63% 12/01/27 19,000 20,452
4.25% 09/15/24 20,000 21,851
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
4,5
15,000 15,459
Citigroup, Inc.
2.57% 06/03/31
3
60,000 61,742
2.88% 07/24/23
3
50,000 51,282
3.67% 07/24/28
3
20,000 22,076
Ford Motor Credit Co. LLC
3.34% 03/28/22 54,000 54,849
4.25% 09/20/22 19,000 19,671
GE Capital International Funding Co.
(Ireland)
3.37% 11/15/25
5
60,000 65,497
4.42% 11/15/35
5
93,000 111,107
General Motors Financial Co., Inc.
4.20% 11/06/21 20,000 20,268
4.38% 09/25/21 20,000 20,187
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
3
15,000 14,961
2.60% 02/07/30 90,000 93,425
2.91% 07/24/23
3
35,000 35,904
3.27% 09/29/25
3
30,000 32,063
3.50% 11/16/26 5,000 5,441
Intercontinental Exchange, Inc.
1.85% 09/15/32 15,000 14,266
(LIBOR USD 3-Month plus 0.65%)
0.77% 06/15/23
6
25,000 25,015
JPMorgan Chase & Co.
1.58% 04/22/27
3
50,000 50,285
LSEGA Financing PLC
(United Kingdom)
2.00% 04/06/28
4,5
30,000 30,360
Morgan Stanley
0.99% 12/10/26
3
70,000 69,001
1.59% 05/04/27
3
30,000 30,215
Morgan Stanley
(GMTN)
3.70% 10/23/24 5,000 5,456
3.77% 01/24/29
3
20,000 22,429
Morgan Stanley,
Series F
3.88% 04/29/24 20,000 21,761

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
3,4,5
$ 10,000 $ 10,255
3.77% 03/08/24
3,4,5
40,000 42,023
4.36% 08/01/24
3,4,5
5,000 5,367
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
4,5
5,000 5,499
Pipeline Funding Co. LLC
7.50% 01/15/30
4
27,024 34,648
Raymond James Financial, Inc.
4.65% 04/01/30 25,000 29,921
1,093,755
Food — 0 .60%
Kraft Heinz Foods Co.
4.63% 10/01/39 10,000 11,682
5.00% 07/15/35 13,000 15,958
Smithfield Foods, Inc.
3.35% 02/01/22
4
35,000 35,615
5.20% 04/01/29
4
5,000 5,826
69,081
Health Care — 11 .58%
AbbVie, Inc.
4.05% 11/21/39 30,000 34,866
4.40% 11/06/42 45,000 54,730
4.55% 03/15/35 10,000 12,157
Amgen, Inc.
3.15% 02/21/40 35,000 36,444
4.40% 05/01/45 15,000 18,219
Anthem, Inc.
3.70% 09/15/49 10,000 11,123
Ascension Health,
Series B
2.53% 11/15/29 10,000 10,529
AstraZeneca PLC
(United Kingdom)
3.38% 11/16/25
5
10,000 10,951
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 5,000 5,611
Baxter International, Inc.
3.95% 04/01/30 10,000 11,526
Bayer U.S. Finance II LLC
3.88% 12/15/23
4
5,000 5,357
4.38% 12/15/28
4
25,000 28,670
4.88% 06/25/48
4
30,000 37,736
Becton Dickinson and Co.
3.79% 05/20/50 30,000 33,693
4.67% 06/06/47 5,000 6,252
Centene Corp.
3.00% 10/15/30 21,000 21,599
5.38% 08/15/26
4
4,000 4,186
Children's Hospital Medical Center
2.82% 11/15/50 20,000 19,485
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Cigna Corp.
2.40% 03/15/30 $ 16,000 $ 16,338
3.88% 10/15/47 8,000 8,979
4.38% 10/15/28 25,000 29,097
City of Hope,
Series 2013
5.62% 11/15/43 15,000 21,197
City of Hope,
Series 2018
4.38% 08/15/48 10,000 12,506
CommonSpirit Health
2.78% 10/01/30 35,000 36,546
CVS Health Corp.
3.25% 08/15/29 60,000 65,187
5.05% 03/25/48 45,000 58,567
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 40,000 42,829
Elanco Animal Health, Inc.
5.90% 08/28/28 5,000 5,869
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
4
50,000 51,537
Gilead Sciences, Inc.
(LIBOR USD 3-Month plus 0.52%)
0.67% 09/29/23
6
50,000 50,040
Hackensack Meridian Health, Inc.,
Series 2020
2.88% 09/01/50 30,000 29,702
HCA, Inc.
5.00% 03/15/24 29,000 32,066
5.25% 06/15/49 17,000 21,711
Humana, Inc.
3.95% 03/15/27 20,000 22,465
Illumina, Inc.
2.55% 03/23/31 30,000 30,468
Kaiser Foundation Hospitals
3.15% 05/01/27 10,000 10,951
Mass General Brigham, Inc.,
Series 2020
3.34% 07/01/60 10,000 11,035
Mayo Clinic,
Series 2013
4.00% 11/15/47 25,000 31,011
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 5,000 6,329
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 15,000 15,812
OhioHealth Corp.,
Series 2020
3.04% 11/15/50 15,000 15,672
PerkinElmer, Inc.
2.55% 03/15/31 25,000 25,686
Pfizer, Inc.
4.10% 09/15/38 10,000 12,172

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 $ 10,000 $ 10,712
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 70,000 66,460
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
4,5
25,000 25,082
1.75% 09/02/27
4,5
45,000 44,416
Sharp HealthCare,
Series 20B
2.68% 08/01/50 50,000 48,525
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
5
30,000 29,381
UnitedHealth Group, Inc.
2.90% 05/15/50 12,000 12,142
3.70% 08/15/49 10,000 11,487
4.25% 04/15/47 15,000 18,516
Viatris, Inc.
1.13% 06/22/22
4
15,000 15,109
West Virginia United Health System Obligated Group,
Series 2020
3.13% 06/01/50 35,000 35,159
1,343,895
Industrials — 2 .65%
Amcor Finance USA, Inc.
3.63% 04/28/26 10,000 10,979
Amcor Flexibles North America, Inc.
2.63% 06/19/30 5,000 5,128
BAE Systems Holdings, Inc.
3.85% 12/15/25
4
20,000 22,103
BAE Systems PLC
(United Kingdom)
3.40% 04/15/30
4,5
30,000 32,638
Berry Global, Inc.
0.95% 02/15/24
4
15,000 15,040
1.57% 01/15/26
4
28,000 28,047
Boeing Co. (The)
1.43% 02/04/24 35,000 35,095
CCL Industries, Inc.
(Canada)
3.05% 06/01/30
4,5
25,000 26,281
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.56% 05/05/26
6
10,000 9,881
L3Harris Technologies, Inc.
3.85% 06/15/23 40,000 42,496
Northrop Grumman Corp.
5.25% 05/01/50 15,000 21,124
Sonoco Products Co.
3.13% 05/01/30 10,000 10,681
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
4,5
$ 5,000 $ 5,442
Trane Technologies Luxembourg Finance SA
(Luxembourg)
3.55% 11/01/24
5
5,000 5,403
WRKCo, Inc.
3.00% 09/15/24 30,000 31,794
3.00% 06/15/33 5,000 5,249
307,381
Information Technology — 3 .33%
Amazon.com, Inc.
3.10% 05/12/51 50,000 52,609
Apple, Inc.
2.38% 02/08/41 25,000 24,358
2.65% 02/08/51 75,000 73,685
Broadcom, Inc.
3.63% 10/15/24 5,000 5,419
Fiserv, Inc.
2.65% 06/01/30 15,000 15,547
Intel Corp.
3.25% 11/15/49 15,000 15,999
NVIDIA Corp.
3.50% 04/01/50 20,000 22,626
NXP BV/NXP Funding LLC
(Netherlands)
3.88% 09/01/22
4,5
30,000 31,117
4.63% 06/01/23
4,5
10,000 10,749
Oracle Corp.
3.60% 04/01/50 60,000 61,711
3.95% 03/25/51 30,000 32,799
salesforce.com, Inc.
2.90% 07/15/51 15,000 15,163
Skyworks Solutions, Inc.
0.90% 06/01/23 25,000 25,073
386,855
Insurance — 5 .43%
Allstate Corp. (The)
3.85% 08/10/49 20,000 23,846
Aon Corp.
2.80% 05/15/30 25,000 26,335
3.75% 05/02/29 5,000 5,633
Arthur J Gallagher & Co.
2.50% 05/20/31 30,000 30,321
Athene Global Funding
1.61% 06/29/26
4
15,000 15,018
(SOFR Rate plus 0.70%)
0.74% 05/24/24
4,6
30,000 30,270
Berkshire Hathaway Finance Corp.
4.20% 08/15/48 20,000 24,756
Equitable Financial Life Global Funding
1.80% 03/08/28
4
20,000 19,869
Farmers Insurance Exchange
4.75% 11/01/57
3,4
55,000 62,772

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Guardian Life Insurance Co. of America (The)
3.70% 01/22/70
4
$ 45,000 $ 47,235
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 10,000 10,141
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
4
32,000 33,584
Metropolitan Life Global Funding I
3.45% 10/09/21
4
42,000 42,372
Nationwide Mutual Insurance Co.
2.41% 12/15/24
3,4
30,000 30,025
New York Life Insurance Co.
3.75% 05/15/50
4
65,000 72,910
Northwestern Mutual Life Insurance Co. (The)
3.45% 03/30/51
4
16,000 17,090
Pacific LifeCorp
3.35% 09/15/50
4
15,000 15,914
Principal Life Global Funding II
0.75% 04/12/24
4
25,000 25,002
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
3,4
65,000 68,804
Travelers Cos., Inc. (The)
4.05% 03/07/48 10,000 12,316
Willis North America, Inc.
2.95% 09/15/29 15,000 15,764
629,977
Materials — 0 .50%
Georgia-Pacific LLC
2.30% 04/30/30
4
15,000 15,361
International Flavors & Fragrances, Inc.
4.45% 09/26/28 5,000 5,790
5.00% 09/26/48 25,000 32,401
Sherwin-Williams Co. (The)
2.30% 05/15/30 5,000 5,075
58,627
Real Estate Investment Trust (REIT) — 6 .81%
Alexandria Real Estate Equities, Inc.
3.80% 04/15/26 50,000 55,774
4.50% 07/30/29 11,000 12,928
American Assets Trust LP
3.38% 02/01/31 30,000 31,113
American Campus Communities Operating Partnership LP
3.30% 07/15/26 10,000 10,742
3.63% 11/15/27 35,000 38,178
3.75% 04/15/23 25,000 26,217
3.88% 01/30/31 10,000 11,130
American Homes 4 Rent LP
2.38% 07/15/31 15,000 14,777
Boston Properties LP
3.25% 01/30/31 10,000 10,715
3.40% 06/21/29 5,000 5,435
Crown Castle International Corp.
3.30% 07/01/30 45,000 48,279
CubeSmart LP
4.38% 02/15/29 5,000 5,726
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 $ 5,000 $ 5,286
3.45% 11/15/29 55,000 58,657
Essex Portfolio LP
2.65% 03/15/32 5,000 5,082
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 5,000 5,331
4.00% 01/15/30 65,000 70,310
Healthcare Realty Trust, Inc.
3.63% 01/15/28 30,000 32,905
Healthcare Trust of America Holdings LP
3.75% 07/01/27 65,000 72,375
Hudson Pacific Properties LP
3.95% 11/01/27 50,000 54,856
Kilroy Realty LP
2.50% 11/15/32 15,000 14,796
3.45% 12/15/24 10,000 10,686
Lexington Realty Trust
2.70% 09/15/30 45,000 45,811
Life Storage LP
2.20% 10/15/30 40,000 39,575
Mid-America Apartments LP
1.70% 02/15/31 10,000 9,499
SL Green Operating Partnership LP
3.25% 10/15/22 45,000 46,324
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
6
15,000 15,004
UDR, Inc.
(MTN)
4.40% 01/26/29 5,000 5,796
Ventas Realty LP
3.00% 01/15/30 15,000 15,699
4.13% 01/15/26 10,000 11,181
790,187
Retail — 0 .88%
7-Eleven, Inc.
0.80% 02/10/24
4
35,000 34,927
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
4,5
45,000 48,517
McDonald's Corp.
(MTN)
4.20% 04/01/50 15,000 18,152
101,596
Services — 1 .37%
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
4,5
50,000 55,593
4.75% 08/01/28
5
5,000 5,913
5.00% 11/01/22
4,5
5,000 5,245
Northwestern University
3.69% 12/01/38 10,000 11,257
RELX Capital, Inc.
4.00% 03/18/29 35,000 39,818

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
University of Southern California
2.81% 10/01/50 $ 10,000 $ 10,182
Waste Connections, Inc.
(Canada)
2.60% 02/01/30
5
5,000 5,172
3.05% 04/01/50
5
20,000 20,395
William Marsh Rice University
2.60% 05/15/50 5,000 4,945
158,520
Transportation — 1 .39%
Burlington Northern Santa Fe LLC
3.30% 09/15/51 20,000 21,858
4.40% 03/15/42 18,000 22,315
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 23,505 23,744
JetBlue Airways Pass-Through Trust,
Series 1A
4.00% 11/15/32 29,018 31,993
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 14,086 14,347
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 22,147 23,544
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 14,597 15,253
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88% 10/07/28 8,150 8,309
161,363
Water — 0 .10%
American Water Capital Corp.
3.45% 05/01/50 11,000 11,915
Total Corporates
(Cost $9,560,153) 9,789,050
MORTGAGE-BACKED — 1 .28% **
Non-Agency Commercial Mortgage-Backed — 0 .65%
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.34% 03/10/46
3
321,537 5,315
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.01% 09/10/47
1,2,3
618,869 13,370
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
1.03% 12/10/47
3
470,811 11,309
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.89% 08/10/43
3,4
2,506,560 30,365
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.42% 03/10/44
3,4
$ 409,325 $ 1,244
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA (IO)
1.54% 08/15/45
3,4
227,073 2,020
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA (IO)
1.75% 11/15/45
1,2,3,4
145,123 1,722
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.32% 08/10/49
1,2,3,4
2,200,000 6,075
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XA (IO)
1.45% 06/15/45
3,4
756,876 4,029
75,449
U.S. Agency Commercial Mortgage-Backed — 0 .37%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.50% 07/25/22
3
335,167 366
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K723, Class X1 (IO)
1.07% 08/25/23
3
877,264 13,590
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.22% 09/16/51
3
577,813 26,331
Ginnie Mae,
Series 2011-53, Class IO (IO)
0.00% 05/16/51
3
2,170,039 72
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.41% 01/16/53
3
207,343 2,974
43,333
U.S. Agency Mortgage-Backed — 0 .26%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.91% 11/25/41
6
49,513 6,778
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 20,330 20,597
Freddie Mac REMICS,
Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
1.09% 09/15/44
6
2,924 2,965
30,340
Total Mortgage-Backed
(Cost $264,420) 149,122

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 1 .80% *
California — 0 .81%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 $ 25,000 $ 25,451
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 15,000 17,498
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 5,000 6,852
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 5,000 6,758
5.76% 07/01/29 5,000 6,268
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 5,000 7,183
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 5,000 5,377
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 10,000 12,537
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AJ
4.60% 05/15/31 5,000 5,935
93,859
Florida — 0 .14%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 16,341
Massachusetts — 0 .09%
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 10,000 10,796
New York — 0 .62%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 25,000 24,847
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 5,000 6,668
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 5,663
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements
3.96% 08/01/32 30,000 34,011
71,189
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Ohio — 0 .14%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 $ 15,000 $ 16,179
Total Municipal Bonds
(Cost $201,805) 208,364
U.S. TREASURY SECURITIES — 9 .02%
U.S. Treasury Bonds — 1 .74%
U.S. Treasury Bonds
2.38% 05/15/51 189,000 201,691
U.S. Treasury Notes — 7 .28%
U.S. Treasury Notes
0.13% 05/31/23 121,000 120,749
0.13% 06/30/23 60,000 59,856
0.75% 05/31/26 61,000 60,664
0.88% 06/30/26 77,000 76,973
1.63% 05/15/31 519,000 527,150
845,392
Total U.S. Treasury Securities
(Cost $1,040,253) 1,047,083
Total Bonds — 96 .83%
(Cost $11,110,816)
11,238,109
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 0 .18%
Money Market Funds — 0 .18%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
7
20,622 20,622
Total Short-Term Investments
(Cost $20,622)
Total Investments - 97.01%
(Cost $11,131,438) 11,258,731
Cash and Other Assets, Less Liabilities - 2.99% 346,539
Net Assets - 100.00% $ 11,605,270
1
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
2
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $70,896, which is 0.61% of total net assets.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5
Foreign denominated security issued by foreign domiciled entity.
6
Floating rate security. The rate disclosed was in effect at June 30, 2021.
7
Represents the current yield as of June 30, 2021.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note 4 09/30/21 $ 881,281 $ (1,547) $ (1,547)
U.S. Treasury Five Year Note 2 09/30/21 246,859 (909) (909)
1,128,140 (2,456) (2,456)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 6 09/21/21 (883,219) (17,544) (17,544)
TOTAL FUTURES CONTRACTS $ 244,921 $ (20,000) $ (20,000)

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
CORPORATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 20,622 $ — $ — $ 20,622
Long-Term Investments:
Asset-Backed Securities — — 44,490 44,490
Corporates — 9,783,811 5,239 9,789,050
Mortgage-Backed Securities — 127,955 21,167 149,122
Municipal Bonds — 208,364 — 208,364
U.S. Treasury Securities 1,047,083 — — 1,047,083
Other Financial Instruments
*
Liabilities:
Interest rate contracts (20,000) — — (20,000)
Total $ 1,047,705 $ 10,120,130 $ 70,896 $ 11,238,731
*Other financial instruments include futures. Interest rate contracts include futures.
CORPORATE BOND
FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 44,118 $ 5,267 $ 25,014
Accrued discounts/premiums — (13) (772)
Realized (loss) — (5) —
Change in unrealized appreciation (depreciation)* 984 520 (3,075)
Purchases — — —
Sales (612) (530) —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2021
$ 44,490 $ 5,239 $ 21,167
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $(1,570) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.

Corporate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
CORPORATE BOND FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $44,490 Broker Quote Offered Quote $100.69 $100.69
Corporate Securities $5,239 Third-party Vendor Vendor Prices $91.00 $91.00
Mortgage-Backed Securities-Commercial
Mortgage-Backed $21,167 Third-party Vendor Vendor Prices $0.28 - $2.16 $1.54
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.